Segment Information (Tables)	9 Months Ended
Sep. 30, 2015
Segment Information [Abstract]
Schedule Of Geographic Information

	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Revenue:
United States	$2,721	$2,672	$7,567	$7,365
Canada	962	1,542	3,099	3,516
Other countries	80	161	251	263
Total revenue	$3,763	$4,375	$10,917	$11,144